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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Children's Investment Fund Management (UK) LLP
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   Address:      7 Clifford Street
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                 London W1S 2WE
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                 England
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Form 13F File Number: 028-11900
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Angus Milne
         -------------------------------
Title:   Head of Compliance
         -------------------------------
Phone:   +44 20 7440 2330
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Angus Milne              London, England    November 16, 2009
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 14
                                        --------------------

Form 13F Information Table Value Total: 2,370,001
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

       COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------
COMPANHIA DE BEBIDAS
 DAS AME             SPON ADR PFD     20441W203   25,640    311,692 SH          SOLE      N/A      311,692
POTASH CORP SASK INC COM              73755L107      968     10,712 SH          SOLE      N/A       10,712
SAP AG               SPON ADR         803054204   28,637    585,987 SH          SOLE      N/A      585,987
ALTRIA GROUP INC     COM              02209S103    1,911    107,297 SH          SOLE      N/A      107,297
COCA COLA CO         COM              191216100  634,006 11,806,434 SH          SOLE      N/A   11,806,434
COMPASS MINERALS
 INTL INC            COM              20451N101    2,119     34,393 SH          SOLE      N/A       34,393
FISERV INC           COM              337738108   24,348    505,139 SH          SOLE      N/A      505,139
BLOCK H & R INC      COM              093671105   23,843  1,297,235 SH          SOLE      N/A    1,297,235
LOCKHEED MARTIN CORP COM              539830109  354,646  4,542,085 SH          SOLE      N/A    4,542,085
MOLSON COORS
 BREWING CO          CL B             60871R209  232,996  4,786,287 SH          SOLE      N/A    4,786,287
ORACLE CORP          COM              68389X105  154,098  7,394,330 SH          SOLE      N/A    7,394,330
PEPSICO INC          COM              713448108   88,290  1,505,106 SH          SOLE      N/A    1,505,106
PHILIP MORRIS
 INTL INC            COM              718172109   72,956  1,496,832 SH          SOLE      N/A    1,496,832
VISA INC             COM CL A         92826C839  725,543 10,498,385 SH          SOLE      N/A   10,498,385